Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Summary of Accounting Classification and Fair Values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
June 30, 2023
Financial assets
Debt investments		711	40	—	751	594	75	82	751
Equity investments		265	—	—	265	135	—	130	265
Time deposits		—	—	2,626	2,626	—	—	—	—
Trade and other receivables		—	—	362	362	—	—	—	—
Other assets		—	—	211	211	—	—	—	—
Cash and cash equivalents	5	—	—	2,282	2,282	—	—	—	—
Total		976	40	5,481	6,497	729	75	212	1,016
Financial liabilities
Term loan		—	—	(483)	(483)	—	—	—	—
Warrant liabilities		(12)	—	—	(12)	(12)	—	—	(12)
Bank loans		—	—	(116)	(116)	—	—	—	—
Trade payables and other liabilities		(6)	(99)	(788)	(893)	—	—	(105)	(105)
Total		(18)	(99)	(1,387)	(1,504)	(12)	—	(105)	(117)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2022
Financial assets
Debt investments		772	26	—	798	179	567	52	798
Equity investments		334	—	—	334	188	—	146	334
Time deposits		—	—	3,744	3,744	—	—	—	—
Trade and other receivables		—	—	372	372	—	—	—	—
Other assets		3	—	182	185	—	3	—	3
Cash and cash equivalents	5	—	—	1,952	1,952	—	—	—	—
Total		1,109	26	6,250	7,385	367	570	198	1,135
Financial liabilities
Term loan		—	—	(1,061)	(1,061)	—	—	—	—
Warrant liabilities		(14)	—	—	(14)	(14)	—	—	(14)
Bank loans		—	—	(118)	(118)	—	—	—	—
Trade payables and other liabilities		(6)	(93)	(800)	(899)	—	—	(99)	(99)
Total		(20)	(93)	(1,979)	(2,092)	(14)	—	(99)	(113)

Summary of Reconciliation from the Opening Balances to the Ending Balances

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities
	$	$
(in $ millions)
At January 1, 2022	161	(42)
Put liability arising from business combination	—	(91)
Net change in fair value (unrealized)	(6)	—
Net purchases/ (issuances)	30	—
Transfer between Level 3 and Level 1	—	33
At June 30, 2022	185	(100)
At January 1, 2023	198	(99)
Net change in fair value (unrealized)	(17)	(6)
Net purchases/ (issuances)	31	—
At June 30, 2023	212	(105)